NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	143,159	1,325,523	2,810,210
Denominator:
Weighted average number of ordinary shares outstanding - basic	832,790,329	1,036,865,727	1,200,912,670
Net income per share attributable to ordinary shareholders of the Company - basic	0.17	1.28	2.34
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	143,159	1,325,523	2,810,210
Denominator:
Weighted average number of ordinary shares outstanding - basic	832,790,329	1,036,865,727	1,200,912,670
Dilutive effect of share options and restricted shares units	85,107,097	13,277,287	18,759,838
Weighted average number of ordinary shares outstanding - diluted	917,897,426	1,050,143,014	1,219,672,508
Net income per share attributable to ordinary shareholders of the Company - diluted	0.16	1.26	2.30